Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Schedule of estimated useful lives of property, plant and equipment

Asset	Basis
Equipment and vehicles	3 to 10 years
Computer equipment	3 to 5 years
Leasehold improvements	Shorter of useful life and remaining lease term

Schedule of estimated useful lives of intangible assets

Asset	Basis
Patents and licenses	5 to 20 years
Software	1 to 5 years
Artificial Intelligence intellectual property	5 years